ACCRUED EXPENSES AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

8. ACCRUED EXPENSES AND OTHER LIABILITIES

The amount of accrued expenses and other liabilities consists of the followings:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Accrued expenses	$72,785	$52,785
Accrued audit fee	—	95,160
Accrued staff costs	125,105	165,092
Others	4,960	6,835
Total	$202,850	$319,872